TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Tax Liabilities [abstract]
Schedule of Taxes Liabilities

	2023	2022
Income tax	202,674	601,293
Value added tax	1,377,515	6,528,267
Turnover tax	847,627	1,015,497
Other taxes	523,225	932,706
Total	2,951,041	9,077,763